CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Loss from operations					$ (48,429,000)	$ (65,847,000)
Other (expense) income
Unrealized change in fair value of warrants					(4,416,000)	795,000
Total other (loss) income, net					(4,127,000)	10,210,000
Loss before taxes					(52,556,000)	(55,637,000)
Provision for income taxes			$ 0			0
Net (loss) income					$ (52,556,000)	$ (55,637,000)
Weighted average shares of common stock outstanding used to compute basic net loss per share					138,825,356	126,252,622
Weighted average shares of common stock outstanding used to compute diluted net loss per share					138,825,356	126,252,622
Basic net loss per share					$ (0.38)	$ (0.44)
Diluted net loss per share					$ (0.38)	$ (0.44)
PRIVETERRA ACQUISITION CORP.
Operating costs	$ 3,526,521	$ 427,204	5,270,006	$ 816,277	$ 3,325,605	$ 1,935,943
Loss from operations	(3,526,521)	(427,204)	(5,270,006)	(816,277)	(3,325,605)	(1,935,943)
Other (expense) income
Unrealized change in fair value of warrants	(524,114)	2,173,893	(666,966)	5,206,773	6,715,041	10,712,133
Gain on forgiveness of deferred underwriting fee payable			200,087		162,571
Interest earned on investments held in Trust Account	199,960	137,380	1,902,329	266,966	3,706,667	79,687
Total other (loss) income, net	(324,154)	2,311,273	1,435,450	5,473,739	10,584,279	10,136,774
Loss before taxes	(3,850,675)	1,884,069	(3,834,556)	4,657,462	7,258,674	8,200,831
Provision for income taxes	(91,662)	(16,965)	(496,296)	(16,965)	(883,329)
Net (loss) income	$ (3,942,337)	$ 1,867,104	$ (4,330,852)	$ 4,640,497	$ 6,375,345	$ 8,200,831
PRIVETERRA ACQUISITION CORP. | Class A Common Stock
Other (expense) income
Weighted average shares of common stock outstanding used to compute basic net loss per share	2,002,272	27,600,000	7,559,570	27,600,000	27,600,000	24,499,726
Weighted average shares of common stock outstanding used to compute diluted net loss per share	2,002,272	27,600,000	7,559,570	27,600,000	27,600,000
Basic net loss per share	$ (0.44)	$ 0.05	$ (0.30)	$ 0.13	$ 0.18	$ 0.26
Diluted net loss per share	$ (0.44)	$ 0.05	$ (0.30)	$ 0.13	$ 0.18
PRIVETERRA ACQUISITION CORP. | Class B common stock
Other (expense) income
Weighted average shares of common stock outstanding used to compute basic net loss per share	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000	6,806,301
Weighted average shares of common stock outstanding used to compute diluted net loss per share	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000	6,806,301
Basic net loss per share	$ (0.44)	$ 0.05	$ (0.30)	$ 0.13	$ 0.18	$ 0.26
Diluted net loss per share	$ (0.44)	$ 0.05	$ (0.30)	$ 0.13	$ 0.18	$ 0.26